UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 806-4000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1.  Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Each, a series of Aspiriant Trust

Semi-Annual Report

September 30, 2023

(Unaudited)

ASPIRIANT TRUST

TABLE OF CONTENTS

Summaries of Investments	2
Schedules of Investments	6
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	42
Notes to Financial Statements	46
Other Information	68
Expense Examples	70

2

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	74.5%
Foreign	8.3%
Total Open-End Mutual Funds	82.8%
Exchange-Traded Fund
Opportunistic	4.1%
Total Exchange-Traded Fund	4.1%
Private Fund
Opportunistic	4.7%
Total Private Fund	4.7%
Short-Term Investment	8.3%
Total Investments	99.9%
Other assets less liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	15.7%
Medical	9.7%
Transportation	8.1%
Development	6.0%
General Obligation	5.9%
Airport	5.9%
Water	5.2%
Higher Education	4.6%
Education	4.4%
School District	3.6%
Power	1.6%
Housing	1.4%
Other	4.3%
Total Municipal Bonds	76.4%
Common Stocks	0.2%
Exchange-Traded Fund	5.0%
Closed-End Mutual Funds	0.5%
Private Funds	10.6%
Short-Term Investment	6.7%
Total Investments	99.4%
Other assets less liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Foreign Collective Investment Funds
Market Neutral	12.2%
Multi-Strategy/Style	11.2%
Total Foreign Collective Investment Funds	23.4%
Open-End Mutual Funds
Global Allocation	37.7%
Global Macro	5.6%
Merger Arbitrage	5.4%
Total Open-End Mutual Funds	48.7%
Exchange-Traded Fund
Real Asset	4.7%
Total Exchange-Traded Fund	4.7%
Private Funds
Multi-Strategy/Style	9.4%
Global Allocation	3.8%
Total Private Funds	13.2%
Short-Term Investment	9.8%
Total Investments	99.8%
Other assets less liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Summary of Investments

As of September 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	6.8%
Health Care	4.2%
Consumer Discretionary	2.0%
Financials	1.9%
Communications	1.8%
Consumer Staples	1.6%
Industrials	1.6%
Other	0.8%
Total Common Stocks	20.7%
Exchange-Traded Funds	18.2%
Foreign Collective Investment Fund	6.4%
Open-End Mutual Funds	36.0%
Preferred Stock	0.0%[1]
Private Funds	13.1%
Short-Term Investments	8.9%
Total Investments	103.3%
Liabilities in excess of other assets	(3.3)%
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

6

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Schedule of Investments

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 82.8%
	CORE — 73.5%
3,920,228	DoubleLine Total Return Bond Fund - I Class	$32,969,115
7,472,508	MetWest Total Return Bond Fund - Plan Class[1]	60,602,037
3,085,032	PIMCO Income Fund - Institutional Class	31,436,474
2,003,930	River Canyon Total Return Bond Fund - Institutional Class	19,798,835
1,074,083	Vanguard Total Bond Market Index Fund - Institutional Class	9,860,084
		154,666,545
	OPPORTUNISTIC — 9.3%
969,514	GMO Emerging Country Debt Fund, Class VI	17,528,813
386,616	Vanguard High-Yield Corporate Fund - Admiral Shares	1,983,339
		19,512,152
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 208,366,277)	174,178,697

	EXCHANGE-TRADED FUND — 4.1%
	OPPORTUNISTIC — 4.1%
153,355	Vanguard Long-Term Treasury ETF	8,512,736
	TOTAL EXCHANGE-TRADED FUND
	(Cost 9,197,909)	8,512,736

	PRIVATE FUND[2] — 4.7%
	OPPORTUNISTIC — 4.7%
	AG Direct Lending Fund IV Annex, LP* [3]	9,943,295

	TOTAL PRIVATE FUND
	(Cost 8,611,787)	9,943,295

Number of Shares		Value
	SHORT-TERM INVESTMENT — 8.3%
17,501,300	JPMorgan Prime Money Market Fund - Institutional Shares, 5.39%[4]	$17,506,550

	TOTAL SHORT-TERM INVESTMENT
	(Cost 17,504,141)	17,506,550

	TOTAL INVESTMENTS — 99.9%
	(Cost 243,680,114)	210,141,278
	Other assets less liabilities — 0.1%	308,382

	TOTAL NET ASSETS — 100.0%	$210,449,660

*	Non-income producing security.

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.

[3]	The investment was acquired on 4/8/2022. The cost is $8,611,787.

[4]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Financial Statements.

7

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 76.4%
	ALABAMA — 2.0%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,700,584
	Black Belt Energy Gas District
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	1,887,043
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	972,264
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	1,979,738
500,000	4.63% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	490,611
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/24/2023	500,065
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,022,971
875,000	5.00%, 11/15/2037, Call 11/15/2032	886,712
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,060,001
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,372,297
1,200,000	Selma Industrial Development Board, 1.38%, 05/1/2034[1]	1,141,614
	Southeast Alabama Gas Supply District
350,000	4.00%, 06/1/2049, Call 03/1/2024[1]	347,714
1,710,000	4.50% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[2]	1,709,616
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	758,417
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,510,477
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	1,987,605
		20,327,729
	ARIZONA — 0.9%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 10/24/2023	490,838

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
	Arizona Industrial Development Authority
$805,000	4.00%, 03/1/2027[4]	$767,874
600,000	4.00%, 07/1/2041, Call 07/1/2026	506,511
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	465,141
213,316	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	935,707
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	632,459
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	654,485
500,000	Industrial Development Authority of the County of Pima, 6.75%, 03/1/2034, Call 03/1/2024	498,483
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 11/3/2023[4]	302,923
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	920,682
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	111,690
500,000	Maricopa County Pollution Control Corp., 2.40%, 06/1/2035, Call 12/1/2031	370,064
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,012,212
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	786,471
		9,619,793
	ARKANSAS — 0.3%
	Arkansas Development Finance Authority
2,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	2,541,124
500,000	5.45%, 09/1/2052, Call 09/1/20253 4	466,971

8

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARKANSAS (Continued)
$500,000	State of Arkansas, 3.00%, 10/1/2024, Call 10/19/2023	$493,968
		3,502,063
	CALIFORNIA — 6.9%
1,000,000	Bay Area Toll Authority, 5.23% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,001,990
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	864,383
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	484,247
1,000,000	5.00%, 07/1/2053, Call 05/1/2029[1]	1,009,161
1,000,000	5.51% (SOFR Rate+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,010,411
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	998,286
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	79,904
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	156,389
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,573,330
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,021,701
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 11/3/2023	877,999
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	997,160
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	46,260
850,000	5.00%, 06/1/2046, Call 06/1/2026	761,955
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	852,623
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 01/1/20243 4	999,968
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	51,131
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	649,996
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	926,554

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	$102,263
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	858,802
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	352,171
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,004,443
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	864,264
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,409,840
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	974,257
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	951,315
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	199,421
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	496,461
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	933,007
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,543,893
1,000,000	5.50%, 05/15/2035, Call 11/15/2031[3]	1,091,165
2,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	1,993,485
1,895,000	Coachella Valley Water District, 5.00%, 08/1/2051, Call 08/1/2031	1,932,605
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	583,757
1,470,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,323,035
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,201,099
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,001,054
	Golden State Tobacco Securitization Corp.
500,000	5.00%, 06/1/2051, Call 12/1/2031	508,005
3,000,000	0.00%, 06/1/2066, Call 12/1/2031	260,624
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,005,687
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,003,239

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	$891,444
4,000,000	Los Angeles Department of Water & Power, 5.00%, 07/1/2044, Call 07/1/2024	4,000,120
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	351,292
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,425,412
850,000	Peralta Community College District, AGM, 4.00%, 08/1/2039, Call 08/1/2025	800,859
1,330,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,376,795
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	934,880
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 11/3/2023	1,000,421
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	703,557
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	768,350
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,634,853
950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	1,004,225
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,590,489
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	510,205
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/2029[3]	1,006,771
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,139,112
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	293,323

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	$972,412
	Santa Ana Financing Authority, NATL-RE
110,000	6.25%, 07/1/2024	111,882
110,000	6.25%, 07/1/2024	111,850
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	370,145
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	970,903
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	569,566
1,390,000	5.00%, 11/1/2033	1,397,988
1,000,000	5.00%, 07/1/2048, Call 07/1/2033	1,057,400
	State of California
1,155,000	5.00%, 12/1/2028	1,236,336
855,000	5.00%, 04/1/2042, Call 04/1/2032	903,223
500,000	5.00%, 09/1/2042, Call 09/1/2032	529,326
1,000,000	5.00%, 09/1/2052, Call 09/1/2032	1,039,544
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	104,723
1,100,000	University of California, 5.50%, 05/15/2040, Call 05/15/2033	1,227,585
		71,992,331
	COLORADO — 3.9%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	410,298
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	584,859
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	1,910,079
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	626,459
500,000	5.00%, 12/1/2043, Call 12/1/2023	500,511
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2038, Call 11/15/2032[3]	1,065,395

10

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	$1,077,650
2,000,000	City & County of Denver Co. Airport System Revenue, 5.00%, 12/1/2048, Call 12/1/2028[3]	1,993,389
2,000,000	City of Colorado Springs Utilities System Revenue, 5.00%, 11/15/2044, Call 11/15/2024	2,010,135
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	502,067
500,000	4.75%, 04/1/2030, Call 11/3/2023	500,054
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,021,726
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	424,682
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	394,926
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	100,575
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,026,662
500,000	4.00%, 10/1/2039, Call 10/1/2024	438,394
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	507,952
500,000	5.00%, 06/1/2036, Call 06/1/2027	521,147
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	883,446
500,000	8.00%, 08/1/2043, Call 02/1/2024	486,385
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	1,851,937
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,613,318
500,000	5.25%, 11/1/2052, Call 11/1/2032	489,918
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	442,692
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	498,226
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,383,910
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	499,523

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	$355,871
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,083,314
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 11/3/2023	1,009,950
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	728,728
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,818,217
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	775,079
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	903,118
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	428,974
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,057,195
1,500,000	State of Colorado, 6.00%, 12/15/2040, Call 12/15/2032	1,701,430
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	126,634
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	767,193
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	538,439
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,051,498
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,019,719
		41,131,674
	CONNECTICUT — 0.9%
1,685,000	City of Bridgeport, 5.00%, 06/1/2029	1,784,334
2,000,000	Connecticut Housing Finance Authority, 3.83%, 05/15/2048, Call 10/3/2023[1]	2,000,000

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
$500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 11/3/2023[3]	$495,023
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	397,407
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,278,996
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	968,910
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,419,906
1,250,000	State of Connecticut Special Tax Revenue, AGM, 4.00%, 05/1/2038, Call 05/1/2031	1,192,796
		9,537,372
	DELAWARE — 0.3%
	Delaware River & Bay Authority
300,000	5.00%, 01/1/2035, Call 01/1/2032	327,947
375,000	5.00%, 01/1/2036, Call 01/1/2032	406,857
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,038,636
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,502,234
		3,275,674
	DISTRICT OF COLUMBIA — 1.1%
	District of Columbia
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,515,264
1,465,000	5.00%, 10/15/2044, Call 04/15/2029	1,502,323
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,441,579
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,817,002
655,000	5.00%, 10/1/2044, Call 10/1/2024[3]	652,996
500,000	Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/1/2046, Call 10/1/2031[3]	498,732
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	727,056
615,000	6.50%, 10/1/2041, Call 10/1/2026	664,588

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$2,130,000	4.00%, 10/1/2049, Call 10/1/2029	$1,789,729
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	488,821
875,000	4.00%, 10/1/2036, Call 10/1/2030	836,293
		11,934,383
	FLORIDA — 6.3%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,298,749
760,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 11/3/2023	725,613
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	83,910
	Capital Trust Agency, Inc.
400,000	4.38%, 06/15/2027[4]	387,037
510,000	5.35%, 07/1/2029, Call 11/3/2023	510,370
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	84,161
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	485,038
2,435,000	City of Lakeland, 5.00%, 11/15/2045, Call 11/15/2024	2,251,530
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	504,794
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	436,720
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	463,223
1,000,000	City of Tampa, 5.00%, 11/15/2046, Call 05/15/2026	986,231
500,000	County of Bay, 5.00%, 09/1/2043, Call 11/3/2023	490,081
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	2,048,562
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	999,087
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	857,178

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	$2,373,830
650,000	County of Miami-Dade, 4.00%, 07/1/2042, Call 07/1/2028	590,191
500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	490,848
	County of Miami-Dade Transit System
500,000	5.00%, 07/1/2045, Call 07/1/2032	512,477
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,741,433
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,296,831
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	166,548
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	396,413
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	911,053
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	750,773
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	796,027
1,710,000	6.50%, 01/1/2049, Call 11/3/20231 3 4	1,625,530
3,000,000	7.38%, 01/1/2049, Call 01/1/20243 4	2,985,017
2,000,000	7.25%, 07/1/20571 3 4	2,080,000
1,000,000	7.50%, 07/1/2057, Call 11/3/20231 3 4	981,682
2,000,000	8.00%, 07/1/2057, Call 11/3/20231 3 4	1,980,031
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	467,152
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 11/3/2023	1,000,946
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	476,349
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 11/3/2023[3]	957,254
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,660,776
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,669,607

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	$1,025,522
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	1,967,663
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,037,825
	Lake Ashton Community Development District
45,000	5.00%, 05/1/2025	45,005
380,000	5.00%, 05/1/2037, Call 05/1/2025	365,987
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,676,779
1,250,000	Lakewood Ranch Stewardship District, 5.13%, 05/1/2047, Call 05/1/2027[4]	1,157,356
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,033,560
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	477,072
100,000	5.75%, 06/15/2042, Call 11/3/2023[4]	91,611
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	1,838,422
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	895,458
870,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	866,563
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 11/3/2023	374,226
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	981,598
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	630,827
330,000	5.25%, 09/15/2044, Call 09/15/2024	316,095

13

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	$97,360
1,000,000	North Sumter County Utility Dependent District, AGM, 5.00%, 10/1/2052, Call 10/1/2031	989,881
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	684,245
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,515,509
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,499,594
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	91,370
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	1,955,148
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	130,237
485,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 11/3/2023	478,022
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,043,842
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	799,848
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,013,224
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	697,291
		65,300,192
	GEORGIA — 2.3%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	973,993
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	896,417
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	1,849,734

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
	Burke County Development Authority
$500,000	2.20%, 10/1/2032, Call 11/19/2026	$384,132
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	808,237
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	506,655
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	381,161
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,102,242
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	775,078
1,000,000	Georgia State Road & Tollway Authority, 5.00%, 06/1/2032, Call 06/1/2030	1,076,068
325,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	319,493
	Main Street Natural Gas, Inc.
1,100,000	4.00%, 12/1/2026	1,068,984
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,441,070
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	1,414,727
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	998,621
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	992,312
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,023,982
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	1,982,495
	Municipal Electric Authority of Georgia
200,000	5.00%, 01/1/2056, Call 01/1/2030	194,477
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	954,304
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,342,115
	Private Colleges & Universities Authority
1,325,000	5.00%, 04/1/2044, Call 04/1/2024	1,332,364
1,000,000	5.25%, 10/1/2051, Call 10/1/2032	1,014,645
500,000	State of Georgia, 5.00%, 07/1/2025	511,182
		24,344,488

14

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GUAM
$1,000,000	Guam Government Waterworks Authority, 5.00%, 07/1/2035, Call 07/1/2024	$1,000,821
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	203,059
		1,203,880
	HAWAII — 0.1%
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	996,712

	IDAHO — 0.2%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 07/1/2024[4]	298,398
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	381,016
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	423,000
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	574,715
		1,677,129
	ILLINOIS — 10.2%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	104,653
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,052,486
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	985,519
180,000	5.00%, 04/1/2037, Call 04/1/2027	180,620
500,000	5.00%, 04/1/2038, Call 04/1/2028	499,976
500,000	5.25%, 12/1/2039, Call 12/1/2024	475,389
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	955,403
575,000	5.00%, 12/1/2042, Call 11/3/2023	530,540
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,007,590
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,131,829
1,000,000	5.00%, 12/1/2046, Call 12/1/2023	899,844
1,900,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	1,992,014
	Chicago O’Hare International Airport
500,000	5.00%, 01/1/2031, Call 01/1/2025[3]	501,591
1,000,000	3.88%, 01/1/2032, Call 11/3/2023	971,906
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	502,415
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,470,478
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	992,588

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	Chicago O’Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	$1,019,855
680,000	Chicago Park District, 5.00%, 11/15/2024	685,929
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,492,132
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,484,148
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	1,956,151
	City of Chicago
1,000,000	5.00%, 01/1/2027	1,022,359
1,000,000	5.50%, 01/1/2033, Call 01/1/2025	1,010,067
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,880,054
880,000	6.00%, 01/1/2038, Call 01/1/2027	914,072
500,000	5.50%, 01/1/2040, Call 01/1/2025	500,310
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	668,540
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	2,952,902
1,650,000	5.00%, 01/1/2039, Call 01/1/2025	1,589,847
	City of Chicago Waterworks Revenue
1,000,000	5.00%, 11/1/2031, Call 11/1/2024	1,005,041
1,000,000	5.00%, 11/1/2044, Call 11/1/2024	964,801
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,013,183
1,270,000	County of Cook, 5.00%, 11/15/2032, Call 11/15/2030	1,337,982
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,240,518
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,023,393
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	1,983,944
570,000	3.90%, 11/1/2036, Call 11/1/2027	525,380
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	705,051
425,000	5.00%, 08/1/2027	430,420
500,000	5.00%, 08/1/2028, Call 08/1/2027	507,031

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$670,000	5.00%, 03/1/2033, Call 03/1/2027	$673,385
315,000	5.00%, 02/15/2034, Call 02/15/2027	323,322
500,000	5.00%, 03/1/2034, Call 03/1/2027	501,825
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,000,223
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,293,410
225,000	5.00%, 02/15/2037, Call 08/15/2027	218,370
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,581,756
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	910,917
550,000	5.00%, 09/1/2042, Call 09/1/2024	554,970
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	827,595
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,587,968
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	1,974,985
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,799,105
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	1,898,766
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	882,282
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,528,424
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,060,484
1,000,000	Illinois Municipal Electric Agency, 4.00%, 02/1/2034, Call 08/1/2025	942,564
1,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	1,004,532
	Illinois State Toll Highway Authority
1,755,000	5.00%, 01/1/2037, Call 01/1/2024	1,755,657
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,033,968
750,000	4.00%, 01/1/2046, Call 01/1/2032	665,212
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,526,795
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,041,295
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	897,358
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	432,387

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,355,000	5.00%, 06/15/2050, Call 12/15/2029	$1,309,987
530,000	5.00%, 06/15/2057, Call 12/15/2027	507,791
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	772,888
3,300,000	0.00%, 12/15/2030	2,382,286
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,917,040
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	996,836
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	764,074
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,053,526
500,000	4.00%, 01/1/2038, Call 01/1/2030	452,334
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	666,458
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,002,054
	State of Illinois
1,000,000	5.00%, 02/1/2025	1,010,432
1,000,000	5.00%, 11/1/2026	1,025,949
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,049,508
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,730,643
660,000	5.00%, 03/1/2036, Call 03/1/2031	678,476
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	934,995
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,445,722
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,044,073
500,000	5.00%, 03/1/2046, Call 03/1/2031	494,190
1,000,000	State of Illinois Sales Tax Revenue, 5.00%, 06/15/2030	1,044,455
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	1,948,244
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,411,822
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	540,296

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 01/1/2026	$1,336,226
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	394,567
250,000	0.00%, 01/1/2032	170,733
710,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	628,888
		106,799,999
	INDIANA — 0.9%
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,278,436
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	899,341
1,000,000	3.00%, 11/1/2030	898,780
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	2,818,593
1,000,000	5.00%, 10/1/2053, Call 10/1/2033	1,018,391
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	1,974,154
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/3/2023[3]	500,572
		9,388,267
	IOWA — 0.3%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 11/3/2023	1,397,277
1,000,000	5.00%, 12/1/2050, Call 12/1/2029	956,996
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	445,917
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	498,931
		3,299,121
	KANSAS — 0.1%
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	894,009

	KENTUCKY — 1.0%
	Kentucky Economic Development Finance Authority
2,000,000	3.95%, 04/1/2031[1]	1,998,895
200,000	5.00%, 06/1/2037, Call 06/1/2027	188,315

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY (Continued)
$1,100,000	5.00%, 07/1/2040, Call 07/1/2025	$1,077,631
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,183,429
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	775,817
2,600,000	Kentucky Public Energy Authority, 4.00%, 01/1/2049, Call 10/1/2024[1]	2,575,988
1,500,000	Louisville/Jefferson County Metropolitan Government, 5.00%, 10/1/2042, Call 10/1/2033	1,510,126
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,013,750
		10,323,951
	LOUISIANA — 1.2%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 11/3/2023	1,151,607
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,521,203
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,178,028
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	998,714
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	500,688
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,009,113
885,000	6.50%, 07/1/2036, Call 11/3/20233 4	875,087
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,367,674
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,022,569
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	517,404
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,472,428

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	$1,232,080
		12,846,595
	MAINE — 0.6%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,652,853
700,000	5.00%, 07/1/2035, Call 07/1/2027	716,407
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	472,714
500,000	4.00%, 07/1/2039, Call 07/1/2031	460,037
	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY
50,000	5.00%, 07/1/2028, Call 07/1/2027	52,356
950,000	5.00%, 07/1/2028, Call 07/1/2027	979,639
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,589,989
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 11/3/2023[3]	500,840
		6,424,835
	MARYLAND — 1.5%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,561,085
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,293,075
1,000,000	County of Frederick, 1.75%, 10/1/2037, Call 10/1/2031	660,410
1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,440,537
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,593,009
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	938,365
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 10/24/2023	2,649,204
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	989,596
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,048,264
500,000	5.00%, 07/1/2045, Call 07/1/2025	488,526

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,000,000	4.00%, 07/1/2048, Call 01/1/2028	$846,580
340,000	Maryland Stadium Authority, 5.00%, 05/1/2047, Call 05/1/2028	360,246
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	898,430
		15,767,327
	MASSACHUSETTS — 0.6%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	112,487
1,000,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/1/2049, Call 06/1/2029	1,017,769
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	995,977
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	990,863
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,183,085
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,015,610
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	170,334
500,000	Town of Milford, 2.00%, 12/1/2037, Call 12/1/2031	342,851
		5,828,976
	MICHIGAN — 2.2%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	490,113
685,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	689,164
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,021,484
	Michigan Finance Authority
240,000	5.00%, 06/1/2029, Call 11/3/2023	207,999
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,163,529
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,508,930
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,011,966
1,000,000	5.00%, 07/1/2035, Call 07/1/2025	1,009,453
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,274,475
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	942,757

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$1,000,000	5.00%, 11/15/2041, Call 11/15/2026	$993,693
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,750,148
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	848,349
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,453,302
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	842,693
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,042,055
1,250,000	Michigan State Housing Development Authority, 2.13%, 10/1/2036, Call 10/1/2030	895,015
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 11/3/2023	246,566
890,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	795,415
500,000	Summit Academy, 6.38%, 11/1/2035, Call 11/3/2023[5]	200,000
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,525,274
		22,912,380
	MINNESOTA — 0.3%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	237,683
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	65,730
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,682,245
1,000,000	Duluth Economic Development Authority, 5.25%, 02/15/2058, Call 02/15/2028	931,500
		2,917,158
	MISSOURI — 1.0%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	60,286
780,000	City of Kansas City, 5.00%, 09/1/2027	814,547
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	632,521

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSOURI (Continued)
$685,000	5.00%, 01/1/2032, Call 01/1/2028	$721,717
350,000	5.00%, 01/1/2034, Call 01/1/2028	369,472
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	618,409
445,000	5.00%, 10/1/2047, Call 10/1/2027	414,192
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	995,599
350,000	4.00%, 11/15/2049, Call 11/15/2027	296,995
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,155,690
1,000,000	4.00%, 06/1/2053, Call 06/1/2030	824,305
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	987,027
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,013,551
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,418,503
500,000	St. Charles County School District No. R-IV Wentzville, State Aid Direct Deposit, 1.88%, 03/1/2040, Call 03/1/2028	307,055
		10,629,869
	NEBRASKA — 0.3%
1,350,000	Central Plains Energy Project, 4.00%, 12/1/2049, Call 05/1/2025[1]	1,332,674
1,000,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	1,031,482
500,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	522,620
		2,886,776
	NEVADA — 1.2%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	235,615
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	855,016
	County of Clark
500,000	2.10%, 06/1/2031	390,073
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,554,015
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,010,789

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
	Las Vegas Convention & Visitors Authority
$1,000,000	5.00%, 07/1/2043, Call 07/1/2028	$1,014,095
750,000	4.00%, 07/1/2049, Call 07/1/2028	640,342
	Las Vegas Valley Water District
1,000,000	5.00%, 06/1/2033, Call 12/1/2024	1,010,459
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,037,488
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,022,177
1,000,000	State of Nevada, 4.00%, 05/1/2033, Call 05/1/2031	1,009,091
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	568,763
		12,347,923
	NEW HAMPSHIRE — 0.5%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	990,174
473,477	4.13%, 01/20/2034	440,683
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,037,112
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,057,846
215,000	5.00%, 08/1/2037, Call 02/1/2028	217,297
1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	1,035,974
		4,779,086
	NEW JERSEY — 2.8%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	810,577
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	918,006
100,000	5.00%, 07/15/2032, Call 07/15/2027	101,401
500,000	5.00%, 07/1/2033, Call 07/1/2027	511,453
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	280,239
880,000	5.00%, 06/15/2036, Call 12/15/2026	889,329
1,050,000	5.25%, 06/15/2040, Call 06/15/2025	1,075,336

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	$350,098
1,000,000	New Jersey Economic Development Authority, AMBAC, 5.50%, 09/1/2024	1,011,762
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,006,056
1,175,000	New Jersey Health Care Facilities Financing Authority, 5.00%, 07/1/2046, Call 07/1/2025	1,140,801
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	509,476
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	790,244
3,595,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[3]	3,538,815
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,312,302
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,901,832
500,000	5.00%, 06/15/2040, Call 12/15/2030	513,863
500,000	4.00%, 06/15/2042, Call 06/15/2032	453,929
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,037,730
805,000	5.00%, 06/15/2044, Call 06/15/2024	793,379
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	3,849,284
250,000	5.50%, 06/15/2050, Call 12/15/2032	263,595
	New Jersey Turnpike Authority
245,000	4.00%, 01/1/2039, Call 07/1/2032	235,849
1,750,000	5.25%, 01/1/2052, Call 01/1/2033	1,820,264
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,011,860
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	348,645
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,644,611
		29,120,736

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW MEXICO — 0.3%
$810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 11/3/2023	$785,174
1,000,000	University of New Mexico, AGM, 5.25%, 06/1/2049, Call 06/1/2033	1,036,883
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	958,688
		2,780,745
	NEW YORK — 5.6%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 11/3/2023[4]	396,739
1,035,000	City of Long Beach, 5.00%, 09/1/2027	1,051,828
1,000,000	City of New York, 5.25%, 09/1/2042, Call 09/1/2032	1,052,004
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	871,339
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	920,633
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	700,114
	Metropolitan Transportation Authority
1,000,000	5.25%, 11/15/2031, Call 11/15/2025	1,011,698
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,060,824
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,699,790
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	651,470
	New York City Municipal Water Finance Authority
1,000,000	5.00%, 06/15/2048, Call 06/15/2030	1,017,992
500,000	5.00%, 06/15/2049, Call 12/15/2029	508,000
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,043,901
	New York City Transitional Finance Authority Building Aid Revenue, SAW
1,000,000	4.00%, 07/15/2034, Call 07/15/2031	1,004,838

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$750,000	3.00%, 07/15/2047, Call 07/15/2030	$526,816
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	919,638
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	901,714
2,025,000	New York City Water & Sewer System, 5.00%, 06/15/2048, Call 12/15/2027	2,052,946
500,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	509,068
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,088,333
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	1,929,405
730,000	3.00%, 02/15/2042, Call 02/15/2030	521,406
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	927,340
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,507,777
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	684,959
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	709,102
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,000,089
500,000	4.00%, 07/1/2048, Call 07/1/2031	413,358
750,000	5.00%, 07/1/2050, Call 07/1/2030	766,661
460,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	477,846
1,000,000	New York State Energy Research & Development Authority, 4.00%, 04/1/2034, Call 07/1/2033	948,136
	New York Transportation Development Corp.
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,403,117
1,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	1,308,711
3,000,000	5.00%, 07/1/2046, Call 07/1/2024[3]	2,855,472
1,750,000	5.25%, 01/1/2050, Call 07/1/2024[3]	1,717,634
1,000,000	New York Transportation Development Corp., AGM, 4.00%, 07/1/2037, Call 07/1/2024[3]	912,320

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	Onondaga Civic Development Corp.
$235,000	5.00%, 07/1/2040, Call 07/1/2025	$227,665
500,000	5.00%, 07/1/2045, Call 07/1/2025	471,713
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2043, Call 12/1/2029	1,240,529
	Port Authority of New York & New Jersey
2,000,000	5.00%, 09/1/2032, Call 09/1/2024[3]	2,004,885
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,573,171
4,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	4,005,162
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	1,257,393
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	272,439
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,505,387
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,058,948
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	857,464
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	746,207
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	683,686
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	246,637
		58,224,304
	NORTH CAROLINA — 0.5%
1,000,000	City of Charlotte NC Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,044,362
1,380,000	City of Charlotte Water & Sewer System Revenue, 4.00%, 07/1/2035, Call 07/1/2028	1,375,332
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,028,072
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	545,479

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH CAROLINA (Continued)
$1,250,000	Town of Cary, 1.75%, 09/1/2037, Call 09/1/2031	$826,490
		4,819,735
	NORTH DAKOTA — 0.2%
400,000	County of Burleigh, 4.38%, 04/15/2026	388,293
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,423,297
		1,811,590
	OHIO — 1.3%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,725,341
830,000	City of Akron, 5.00%, 12/1/2026	836,441
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	839,653
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	679,059
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,027,332
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	1,805,011
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,830,472
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	469,089
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,336,481
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,553,143
		13,102,022
	OKLAHOMA — 0.5%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	945,301
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,018,637
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	940,902
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	997,407

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA (Continued)
$2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	$1,680,944
		5,583,191
	OREGON — 0.4%
1,325,000	County of Clackamas, 3.00%, 06/1/2028, Call 11/3/2023	1,252,824
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	906,393
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,000,988
45,000	5.00%, 10/1/2046, Call 10/1/2026	46,536
720,000	5.00%, 10/1/2046, Call 10/1/2026	663,396
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	420,567
		4,290,704
	PENNSYLVANIA — 2.9%
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,409,395
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	282,898
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 10/24/2023	95,054
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	233,254
100,000	Chester County Industrial Development Authority, 5.00%, 10/1/2034, Call 10/1/2024	95,316
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	881,973
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	1,883,414
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,028,880
1,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	907,523
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	362,586

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	$261,253
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	658,018
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,516,383
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/2040, Call 06/1/20304 5	276,462
300,000	10.00%, 12/1/2040, Call 06/1/20303 4 5	272,442
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	865,276
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	847,330
1,000,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,051,071
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,043,251
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,043,322
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,046,530
500,000	5.00%, 12/1/2041, Call 06/1/2026	497,225
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,010,531
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	871,976
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,006,826
500,000	5.25%, 12/1/2052, Call 12/1/2032	517,666
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	815,353
850,000	4.00%, 11/1/2037, Call 11/1/2029	751,028
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	859,882
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,001,403
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,186
995,000	5.00%, 09/1/2038, Call 09/1/2026	995,209
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	834,683

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	$2,172,385
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	268,306
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	513,909
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	488,570
		30,671,769
	PUERTO RICO — 0.7%
	Commonwealth of Puerto Rico
9,037	0.00%, 07/1/2024	8,732
61,865	5.38%, 07/1/2025	62,531
61,305	5.63%, 07/1/2027	62,972
1,060,310	5.63%, 07/1/2029	1,097,233
1,558,579	5.75%, 07/1/2031	1,630,706
55,548	4.00%, 07/1/2033, Call 07/1/2031	49,907
71,485	0.00%, 07/1/2033, Call 07/1/2031	42,251
49,930	4.00%, 07/1/2035, Call 07/1/2031	43,510
42,853	4.00%, 07/1/2037, Call 07/1/2031	36,081
263,008	0.00%, 11/1/2043[1]	136,764
60,594	4.00%, 07/1/2046, Call 07/1/2031	46,907
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042[5]	505,000
4,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	3,628,334
		7,350,928
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,532,643
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	515,700
		2,048,343
	SOUTH CAROLINA — 1.0%
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	1,948,896

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	$503,583
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 11/3/20233 4 5	50,000
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,010,541
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,567,004
730,000	5.00%, 12/1/2055, Call 06/1/2025	702,848
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,007,129
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,045,066
		10,835,067
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,187,036

	TENNESSEE — 1.0%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,104,619
	Knox County Health Educational & Housing Facility Board
289,625	5.25%, 05/1/2025, Call 11/1/20244 5	29
35,707	6.00%, 05/1/2034[5]	4
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/1/2053, Call 05/1/2033	1,015,563
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,028,133
1,000,000	Metropolitan Nashville Airport Authority, 5.25%, 07/1/2047, Call 07/1/2032[3]	1,017,338
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,436,261
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,016,236

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE (Continued)
	Tennessee Energy Acquisition Corp.
$1,000,000	5.63%, 09/1/2026	$1,005,322
2,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	2,453,171
		10,076,676
	TEXAS — 6.2%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	72,051
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	318,918
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	928,418
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,012,742
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,010,656
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,265,135
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,018,047
1,000,000	City of El Paso Water & Sewer Revenue, 5.25%, 03/1/2049, Call 03/1/2033	1,030,027
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,153,233
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	217,561
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,003,125
	City of Houston Airport System Revenue
400,000	4.75%, 07/1/2024[3]	399,249
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	729,127
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,247,707
1,100,000	City of Houston Combined Utility System Revenue, 5.00%, 11/15/2029	1,180,439
1,280,000	City of Mesquite Waterworks & Sewer System Revenue, 3.00%, 03/1/2033, Call 03/1/2030	1,119,828

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	$783,030
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 11/3/2023	471,206
100,000	4.40%, 12/1/2047, Call 11/3/2023	80,025
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,223,033
1,500,000	Crowley Independent School District, PSF, 5.25%, 02/1/2053, Call 02/1/2033	1,577,809
1,000,000	Dallas Fort Worth International Airport, 4.00%, 11/1/2036, Call 11/1/2030	965,242
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,089,538
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,026,985
1,050,000	Hale Center Education Facilities Corp., 5.00%, 03/1/2032	1,057,134
1,300,000	Harlandale Independent School District, PSF, 5.25%, 08/15/2042, Call 08/15/2032	1,388,585
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	2,838,972
	Harris County Flood Control District
750,000	4.00%, 09/15/2043, Call 09/15/2033	673,074
1,000,000	4.00%, 09/15/2048, Call 09/15/2033	877,344
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,126,578
1,000,000	Lamar Consolidated Independent School District, AGM, 5.50%, 02/15/2058, Call 02/15/2033	1,054,836
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/24/20233 4	479,493
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	602,227
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,004,923
2,505,000	5.00%, 07/1/2047, Call 07/1/2025[5]	2,273,288

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	New Hope Cultural Education Facilities Finance Corp., AGM
$375,000	5.00%, 07/1/2038, Call 07/1/2027	$374,531
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,391,043
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,086,884
	North Texas Tollway Authority
500,000	4.13%, 01/1/2039, Call 01/1/2032	471,691
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	875,283
1,000,000	Permanent University Fund - University of Texas System, 4.00%, 07/1/2033, Call 07/1/2024	950,055
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,045,652
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 11/3/2023[5]	600,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	294,763
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,754,151
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,012,670
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,031,212
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,284,430
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	559,768
1,060,000	6.25%, 12/15/2026	1,082,361
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	457,311
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[3]	1,078,387
1,630,000	5.00%, 12/31/2045, Call 12/31/2025[3]	1,556,903
1,000,000	5.00%, 06/30/2058, Call 06/30/2029[3]	957,094
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	3,872,955

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	$436,044
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,418,059
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	1,905,356
500,000	5.00%, 08/1/2042, Call 08/1/2033	523,961
500,000	5.00%, 10/15/2047, Call 10/15/2032	519,036
	Town of Westlake
100,000	5.50%, 09/1/2025	98,504
200,000	6.13%, 09/1/2035, Call 09/1/2025	191,598
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,192,287
		64,321,574
	UTAH — 0.4%
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	905,133
750,000	Intermountain Power Agency, 4.00%, 07/1/2036, Call 07/1/2031	741,681
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,006,888
	Utah Charter School Finance Authority
600,000	4.50%, 07/15/2027[4]	575,168
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	438,444
		3,667,314
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	965,404

	VIRGINIA — 0.8%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	464,750
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,006,578
1,000,000	Chesapeake Hospital Authority, 4.00%, 07/1/2037, Call 07/1/2029	902,556

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$1,000,000	County of Fairfax, SAW, 3.00%, 10/1/2026, Call 10/1/2024	$957,342
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 11/3/20233 4	29,740
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,080,389
	Virginia Small Business Financing Authority
2,225,000	4.00%, 01/1/2038, Call 01/1/2032[3]	2,012,238
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	447,250
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,664,774
		8,565,617
	WASHINGTON — 2.8%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	1,979,565
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,522,523
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,275,496
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,205,608
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,201,308
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,567,648
40,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	42,920
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,491,962
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,456,116
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,438,349
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	1,788,891
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,660,939
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,739,428
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,523,593

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$180,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 10/19/2023	$164,682
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	503,980
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,793,726
500,000	5.00%, 08/1/2038, Call 08/1/2029	503,812
1,000,000	5.00%, 10/1/2041, Call 10/1/2024	967,394
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	863,459
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	946,281
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,003,914
		29,641,594
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,010,015
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,035,871
		2,045,886
	WISCONSIN — 1.2%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	905,061
	Public Finance Authority
545,000	4.00%, 07/1/2027, Call 07/1/2024	524,206
500,000	5.75%, 02/1/2035, Call 02/1/2025	486,185
535,000	5.00%, 07/1/2037, Call 07/1/2024	511,248
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	888,994
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	432,475
500,000	5.00%, 02/1/2042, Call 02/1/2032	468,934
1,000,000	5.00%, 07/1/2042, Call 11/3/2023[3]	927,151
165,000	6.00%, 07/15/2042, Call 10/24/2023	165,040
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	431,072
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	984,498
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	212,175

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	$472,376
194,116	3.75%, 07/1/2051, Call 03/15/20281 4 5	105,308
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	161
7,085	0.00%, 01/1/20474 5	147
7,034	0.00%, 01/1/20484 5	138
6,984	0.00%, 01/1/20494 5	129
6,882	0.00%, 01/1/20504 5	118
7,540	0.00%, 01/1/20514 5	122
7,490	0.00%, 01/1/20524 5	112
7,388	0.00%, 01/1/20534 5	105
7,338	0.00%, 01/1/20544 5	98
7,237	0.00%, 01/1/20554 5	91
7,135	0.00%, 01/1/20564 5	85
7,085	0.00%, 01/1/20574 5	79
6,984	0.00%, 01/1/20584 5	74
6,933	0.00%, 01/1/20594 5	69
6,882	0.00%, 01/1/20604 5	64
6,781	0.00%, 01/1/20614 5	60
6,730	0.00%, 01/1/20624 5	56
6,629	0.00%, 01/1/20634 5	52
6,579	0.00%, 01/1/20644 5	49
6,528	0.00%, 01/1/20654 5	45
6,427	0.00%, 01/1/20664 5	41
83,706	0.00%, 01/1/20674 5	485
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	519,151
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	994,206
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	2,936,804
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	160,435
1,000,000	Wisconsin Health & Educational Facilities Authority, 4.00%, 12/1/2046, Call 12/1/2031	869,312
		12,997,011
	TOTAL MUNICIPAL BONDS
	(Cost 849,094,368)	796,996,938

Number of Shares		Value
	COMMON STOCKS — 0.2%
32,339	Energy Harbor Corp.*	$2,587,120
150	Talen Energy Corp.*	7,935
	TOTAL COMMON STOCKS
	(Cost 971,705)	2,595,055

	EXCHANGE-TRADED FUND — 5.0%
507,501	iShares National Muni Bond ETF	52,039,153
	TOTAL EXCHANGE-TRADED FUND
	(Cost 54,621,600)	52,039,153

	CLOSED-END MUTUAL FUNDS — 0.5%
15,482	BlackRock Long-Term Municipal Advantage Trust	138,874
6,405	BlackRock Municipal Income Fund, Inc.	65,011
41,753	BlackRock MuniVest Fund, Inc.	253,023
29,817	BlackRock MuniYield Quality Fund, Inc.	305,028
54,302	BNY Mellon Municipal Income, Inc.	307,892
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	633,332
24,909	BNY Mellon Strategic Municipals, Inc.	132,765
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	122,108
66,923	DWS Municipal Income Trust	515,307
17,462	Invesco Advantage Municipal Income Trust II	129,393
16,750	Invesco Municipal Opportunity Trust	137,853
21,119	Invesco Municipal Trust	176,132
3,424	Invesco Quality Municipal Income Trust	28,727
10,819	Invesco Trust for Investment Grade Municipals	91,962
6,391	Neuberger Berman Municipal Fund, Inc.	58,861
4,050	PIMCO Municipal Income Fund III	26,204
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	250,248
111,999	Pioneer Municipal High Income Fund, Inc.	809,753
78,923	Western Asset Managed Municipals Fund, Inc.	704,782

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
6,466	Western Asset Municipal Partners Fund, Inc.	$68,410
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost 7,866,474)	4,955,665

	PRIVATE FUNDS[6] — 10.6%
	MacKay Municipal Credit Opportunities Fund, LP* 7	25,852,327
	MacKay Municipal Opportunities Fund, LP* 8	84,685,078
	TOTAL PRIVATE FUNDS
	(Cost 94,657,836)	110,537,405

	SHORT-TERM INVESTMENT — 6.7%
69,437,710	JPMorgan Prime Money Market Fund - Institutional Shares, 5.39%[9]	69,458,541

	TOTAL SHORT-TERM INVESTMENT
	(Cost 69,452,885)	69,458,541

	TOTAL INVESTMENTS — 99.4%
	(Cost 1,076,664,868)	1,036,582,757
	Other assets less liabilities — 0.6%	5,971,132

	TOTAL NET ASSETS — 100.0%	$1,042,553,889

*	Non-income producing security.

[1]

Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.

[2]	Floating rate security.

[3]	Security may be exempt from Alternative Minimum Tax.

[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted to resale.

[7]	The investment was acquired on 3/1/2016. The cost is $19,752,111.

[8]	The investment was acquired on 3/1/2016. The cost is $74,905,725.

[9]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

See accompanying Notes to Financial Statements.

29

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 23.4%
	ALTERNATIVE DIVERSIFIERS — 23.4%
4,136,796	GMO Equity Dislocation Investment Fund - Class A1 2	$92,043,702
1,698,208	Managed Fund/Bridgewater Fund Limited2 3	150,241,006
711,168	Lazard Rathmore Alternative Fund - Class E1	71,908,008

	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost 315,081,035)	314,192,716

	OPEN-END MUTUAL FUNDS — 48.7%
	ALTERNATIVE DIVERSIFIERS — 11.0%
7,361,993	BlackRock Event Driven Equity Fund - Institutional Shares	72,368,394
7,573,485	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	76,264,991
		148,633,385
	CORE/ALTERNATIVE DIVERSIFIERS — 37.7%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV2 4	378,079,084
7,418,651	JPMorgan Global Allocation Fund - Class R6	128,120,107
		506,199,191
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 664,113,934)	654,832,576

	EXCHANGE-TRADED FUND — 4.7%
	REAL ASSET — 4.7%
1,810,889	iShares Gold Trust*	63,363,006

	TOTAL EXCHANGE-TRADED FUND
	(Cost 58,781,682)	63,363,006

Number of Shares		Value
	PRIVATE FUNDS[5] — 13.2%
	ALTERNATIVE DIVERSIFIERS — 9.4%
	Elliott Associates, LP* 6	$48,942,432
18,520	Millennium International, Ltd. - Class GG* 7	34,540,711
29,015	Millennium International, Ltd. - Sub-Class GG-C* 8	43,102,615
		126,585,758
	CORE DIVERSIFIER — 3.8%
	All Weather Portfolio Limited* 9	50,893,883
		50,893,883
	TOTAL PRIVATE FUNDS
	(Cost 142,577,598)	177,479,641

	SHORT-TERM INVESTMENT — 9.8%
131,336,161	JPMorgan Prime Money Market Fund - Institutional Shares, 5.39%[10]	131,375,562

	TOTAL SHORT-TERM INVESTMENT
	(Cost 131,360,425)	131,375,562

	TOTAL INVESTMENTS — 99.8%
	(Cost 1,311,914,674)	1,341,243,501
	Other assets less liabilities — 0.2%	2,631,412

	TOTAL NET ASSETS — 100.0%	$1,343,874,913

*	Non-income producing security.

[1]	Domiciled in Ireland.

[2]	Affiliated investments for which ownership exceeds 5% of the investment’s capital. Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.

[3]	Domiciled in Jersey. In the United States the security is offered in private placement transactions and as such is restricted to resale.

[4]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.

30

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

[6]	The investment was acquired on 1/2/2020. The cost is $42,892,652.

[7]	The investment was acquired on 1/1/2020. The cost is $20,238,575.

[8]	The investment was acquired on 10/1/2020. The cost is $32,330,936.

[9]	The investment was acquired on 5/1/2018. The cost is $47,115,435.

[10]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

See accompanying Notes to Financial Statements.

31

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Schedule of Investments

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 20.7%
	BELGIUM — 0.1%
17,885	KBC Group N.V.	$1,113,460

	BERMUDA — 0.3%
35,907	Arch Capital Group Ltd.*	2,862,147
4,805	Everest Group Ltd.	1,785,874
		4,648,021
	BRAZIL — 0.0%[2]
73,493	Telefonica Brasil S.A. - ADR[1]	628,365

	CANADA — 0.1%
4,984	Agnico Eagle Mines Ltd.	226,523
11,272	Franco-Nevada Corp.	1,504,699
		1,731,222
	CAYMAN ISLANDS — 0.4%
115,095	Alibaba Group Holding Ltd.*	1,247,881
66,200	ANTA Sports Products Ltd.	740,735
273,500	CK Hutchison Holdings Ltd.	1,452,036
199,000	Kingboard Holdings Ltd.	445,726
32,500	Tencent Holdings Ltd.	1,259,829
		5,146,207
	CHINA — 0.2%
177,000	Anhui Conch Cement Co., Ltd. - Class H	468,282
447,500	China Shenhua Energy Co., Ltd.	1,448,010
1,327,000	Industrial & Commercial Bank of China Ltd. - Class H	636,483
		2,552,775
	CURACAO — 0.1%
25,399	Schlumberger Ltd.[1]	1,480,762

	DENMARK — 0.3%
6,485	DSV A/S	1,208,420
1,253	Genmab A/S*	443,625
23,598	Novo Nordisk A/S - ADR	2,146,002
		3,798,047
	FRANCE — 0.8%
24,153	Edenred	1,510,916
542	L’Oreal S.A.	224,611
1,911	LVMH Moet Hennessy Louis Vuitton S.E.	1,442,481
255	Pernod Ricard S.A.	42,455
12,941	Publicis Groupe S.A.	979,539

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
32,133	Safran S.A.	$5,035,538
7,041	Thales S.A.	989,565
10,740	Vinci S.A.	1,188,177
		11,413,282
	GERMANY — 0.5%
7,790	Knorr-Bremse A.G.	493,865
1,191	Muenchener Rueckversicherungs-Gesellschaft A.G.	463,838
5,144	Rheinmetall A.G.	1,323,302
25,293	SAP S.E.	3,273,977
6,382	Siemens A.G.	912,044
		6,467,026
	GUERNSEY — 0.1%
16,079	Amdocs Ltd.	1,358,515

	HONG KONG — 0.1%
124,000	Beijing Enterprises Holdings Ltd.	426,495
140,000	China Merchants Port Holdings Co., Ltd.	174,025
21,000	Power Assets Holdings Ltd.	101,420
57,000	Sun Hung Kai Properties Ltd.	608,188
137,800	Swire Properties Ltd.	286,585
		1,596,713
	INDIA — 0.2%
20,752	Axis Bank Ltd.	1,301,150
7,455	Dr Reddy’s Laboratories Ltd. - ADR	498,516
80,108	Infosys Ltd. - ADR[1]	1,370,648
		3,170,314
	INDONESIA — 0.0%[2]
3,016	Telkom Indonesia Persero Tbk P.T. - ADR	72,686

	IRELAND — 0.5%
15,198	Accenture PLC - Class A	4,667,458
6,913	Flutter Entertainment PLC	1,124,789
2,386	ICON PLC*	587,553
		6,379,800
	ISRAEL — 0.1%
2,131	Elbit Systems Ltd.[1]	421,895
7,443	Nice Ltd. - ADR* [1]	1,265,310
		1,687,205

32

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 0.6%
4,200	Bandai Namco Holdings, Inc.	$85,430
8,371	FUJIFILM Holdings Corp.	484,267
18,600	Honda Motor Co., Ltd.	209,244
10,000	Itochu Corp.	361,140
2,800	Itochu Techno-Solutions Corp.	80,731
12,800	Japan Tobacco, Inc.	294,503
29,387	KDDI Corp.	899,550
27,100	MEIJI Holdings Co., Ltd.	673,545
118,800	Nippon Steel Corp.	2,783,264
347,500	Nippon Telegraph & Telephone Corp.	411,313
25,060	Nippon Telegraph & Telephone Corp. - ADR[1]	743,530
5,800	Nissin Foods Holdings Co., Ltd.	481,939
170	Shin-Etsu Chemical Co., Ltd.	4,938
5,932	SoftBank Corp. - ADR[1]	67,506
1,150	Suntory Beverage & Food Ltd. - ADR	17,457
30	Toyota Motor Corp.	538
14,500	Trend Micro, Inc.	548,874
		8,147,769
	NETHERLANDS — 0.5%
21,600	AerCap Holdings N.V.*	1,353,672
10,641	Airbus S.E.	1,424,282
34,843	Koninklijke Ahold Delhaize N.V.	1,050,157
4,537	NXP Semiconductors N.V.	907,037
95,495	Stellantis N.V.[1]	1,826,819
		6,561,967
	NEW ZEALAND — 0.0%[2]
101,544	Spark New Zealand Ltd.	292,329

	SINGAPORE — 0.0%[2]
12,622	DBS Group Holdings Ltd.	309,992
17,000	United Overseas Bank Ltd.	354,078
		664,070
	SOUTH KOREA — 0.0%[2]
894	POSCO Holdings, Inc. - ADR[1]	91,635
1	Woori Financial Group, Inc. - ADR	27
		91,662
	SPAIN — 0.0%[2]
12,172	Amadeus IT Group S.A.	735,222

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 0.1%
59,249	Volvo A.B. - B Shares	$1,220,390

	SWITZERLAND — 0.4%
88	Alcon, Inc.	6,781
6,065	Garmin Ltd.	638,038
14,359	Nestle S.A.	1,625,382
11,508	Novartis A.G.	1,175,296
7,758	Roche Holding A.G.	2,117,943
227	Zurich Insurance Group A.G.	103,865
		5,667,305
	TAIWAN — 0.6%
21,579	Chunghwa Telecom Co., Ltd. - ADR	775,549
287,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,679,892
24,459	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,125,487
66,650	United Microelectronics Corp. - ADR[1]	470,549
		8,051,477
	UNITED KINGDOM — 0.9%
13,276	AstraZeneca PLC	1,790,727
1	AstraZeneca PLC - ADR	68
123,283	Compass Group PLC	3,000,905
35,824	Diageo PLC	1,320,763
15,211	London Stock Exchange Group PLC	1,524,537
16,193	Reckitt Benckiser Group PLC*	1,141,942
116,880	Standard Chartered PLC	1,075,008
55,237	Unilever PLC	2,732,398
		12,586,348
	UNITED STATES — 13.8%
30,408	Abbott Laboratories	2,945,015
4,960	Adobe, Inc.*	2,529,104
7,272	Adtalem Global Education, Inc.*	311,605
12,168	Aflac, Inc.	933,894
4,393	Airbnb, Inc. - Class A*	602,764
42,311	Alphabet, Inc. - Class A*	5,536,817
32,103	Alphabet, Inc. - Class C*	4,232,781
58,180	Amazon.com, Inc.*	7,395,842
6,837	American Express Co.	1,020,012
8,571	Analog Devices, Inc.	1,500,696
55,045	Apple, Inc.	9,424,254
16,888	Ares Management Corp. - Class A	1,737,269
5,908	Arthur J. Gallagher & Co.	1,346,610

33

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
417	Atmos Energy Corp.[1]	$44,173
528	AutoZone, Inc.*	1,341,115
711	Becton, Dickinson and Co.	183,815
1,736	Bio-Rad Laboratories, Inc. - Class A*	622,269
1,906	Broadcom, Inc.	1,583,085
9,779	Builders FirstSource, Inc.*	1,217,388
2,871	Chemed Corp.[1]	1,492,059
6,184	Cencora, Inc.	1,112,934
838	Chevron Corp.	141,304
5,174	Church & Dwight Co., Inc.	474,094
4,812	Cigna Group	1,376,569
25,505	Cisco Systems, Inc.	1,371,149
5,859	CNX Resources Corp.* [1]	132,296
55,561	Coca-Cola Co.	3,110,305
6,612	Constellation Brands, Inc. - Class A	1,661,794
3,127	Constellation Energy Corp.[1]	341,093
2,941	Corteva, Inc.	150,462
3,112	Costco Wholesale Corp.	1,758,155
18,802	Dolby Laboratories, Inc. - Class A	1,490,247
883	DT Midstream, Inc.	46,728
9,546	Elevance Health, Inc.	4,156,519
13,283	Eli Lilly & Co.	7,134,698
816	Enovis Corp.*	43,028
26,745	ExlService Holdings, Inc.*	749,930
4,786	Expeditors International of Washington, Inc.	548,619
5,265	FleetCor Technologies, Inc.*	1,344,365
5,163	Gartner, Inc.*	1,774,058
8,543	General Electric Co.	944,429
9,580	Hologic, Inc.*	664,852
146	Home Depot, Inc.	44,115
1,391	Humana, Inc.	676,749
7,533	Intuitive Surgical, Inc.*	2,201,821
19,970	Jabil, Inc.	2,533,993
2,736	JM Smucker Co.	336,282
38,104	Johnson & Johnson	5,934,698
6,124	KLA Corp.	2,808,834
5,868	Lam Research Corp.	3,677,886
3,442	Lancaster Colony Corp.	568,033
8,804	Lennar Corp. - Class A	988,073
5,287	Marriott International, Inc. - Class A	1,039,213

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,885	Marsh & McLennan Cos., Inc.	$1,119,915
3,995	Mastercard, Inc. - Class A	1,581,660
842	McCormick & Co., Inc.	63,689
6,161	McDonald’s Corp.	1,623,054
4,678	McKesson Corp.	2,034,228
51,290	Merck & Co., Inc.	5,280,305
22,227	Meta Platforms, Inc. - Class A*	6,672,768
43,235	Microsoft Corp.	13,651,451
20,045	Monster Beverage Corp.*	1,061,383
2,858	Motorola Solutions, Inc.	778,062
2,345	MSCI, Inc.	1,203,173
506	NIKE, Inc. - Class B	48,384
3,931	NVIDIA Corp.	1,709,946
38	NVR, Inc.*	226,605
11,117	ON Semiconductor Corp.*	1,033,325
36,213	Oracle Corp.	3,835,681
27,060	Otis Worldwide Corp.	2,173,189
13,232	Philip Morris International, Inc.	1,225,019
6,463	Procter & Gamble Co.	942,693
7,838	Progressive Corp.	1,091,833
13,596	Quest Diagnostics, Inc.	1,656,809
10,706	Republic Services, Inc.	1,525,712
2,143	ResMed, Inc.	316,885
3,545	Royal Gold, Inc.[1]	376,940
3,116	S&P Global, Inc.	1,138,618
21,095	Salesforce, Inc.*	4,277,644
1,311	ServiceNow, Inc.*	732,797
5,344	Stryker Corp.	1,460,355
4,513	Synopsys, Inc.*	2,071,332
20,328	Texas Instruments, Inc.	3,232,355
34,458	TJX Cos., Inc.	3,062,627
1	Tootsie Roll Industries, Inc.	30
17,617	TransUnion	1,264,724
64,671	U.S. Bancorp	2,138,023
44,167	Uber Technologies, Inc.*	2,031,240
3,606	United Therapeutics Corp.*	814,487
17,077	UnitedHealth Group, Inc.	8,610,053
3,564	Vertex Pharmaceuticals, Inc.*	1,239,345
34,229	VICI Properties, Inc. - REIT[1]	996,064
24,741	Visa, Inc. - Class A1	5,690,677
12,175	Walmart, Inc.	1,947,148

34

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
58,792	Wells Fargo & Co.	$2,402,241
34,736	Werner Enterprises, Inc.	1,352,967
4,788	Workday, Inc. - Class A*	1,028,702
		194,062,030
	TOTAL COMMON STOCKS
	(Cost 218,027,485)	291,324,969

	EXCHANGE-TRADED FUNDS — 18.2%
1,530,075	iShares MSCI Global Min Vol Factor ETF[1]	145,999,757
4,250,087	Schwab Fundamental Emerging Markets Large Co. Index ETF[1]	111,437,281
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost 236,857,816)	257,437,038

	FOREIGN COLLECTIVE INVESTMENT FUND — 6.4%
4,078,173	GMO Equity Dislocation Investment Fund - Class A3 4	90,739,346

	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost 85,142,854)	90,739,346

	OPEN-END MUTUAL FUNDS — 36.0%
2,996,275	AQR Large Cap Defensive Style Fund - Class R6	76,135,342
3,735,703	Baillie Gifford Emerging Markets Equities Fund - Class K	67,541,513
13,609,458	GMO Quality Fund - Class VI5 6	364,325,192
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 437,039,380)	508,002,047

	PREFERRED STOCK — 0.0%[2]
	GERMANY — 0.0%[2]
5,934	Porsche Automobil Holding S.E.	291,890

	TOTAL PREFERRED STOCK
	(Cost 326,146)	291,890

Number of Shares		Value
	PRIVATE FUNDS[7] — 13.1%
	Bridgewater All Weather China, Ltd.* 4 8	$49,901,646
	RIEF Strategic Partners Fund LLC* [9]	134,378,591
	TOTAL PRIVATE FUNDS
	(Cost 164,075,770)	184,280,237

	SHORT-TERM INVESTMENTS — 8.9%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 3.3%
	Collateral Investments[10]	46,123,807

	MONEY MARKET FUNDS — 5.6%
78,754,338	JPMorgan Prime Money Market Fund - Institutional Shares, 5.39%[11]	78,777,965

	TOTAL SHORT-TERM INVESTMENTS
	(Cost 124,887,093)	124,901,772

	TOTAL INVESTMENTS — 103.3%
	(Cost 1,266,356,544)	1,456,977,299
	Liabilities in excess of other assets — (3.3)%	(46,957,093)

	TOTAL NET ASSETS — 100.0%	$1,410,020,206

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $57,139,220.

[2]	Rounds to less than 0.05%.

[3]	Domiciled in Ireland.

[4]	Affiliated investments for which ownership exceeds 5% of the investment’s capital. Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.

[5]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[6]	The Fund primarily invests in global equities.

[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted to resale.

35

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

[8]	The investment was acquired on 3/1/2021. The cost is $54,864,012.

[9]	The investment was acquired on 7/2/2018. The cost is $109,211,758.

[10]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[11]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

36

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of September 30, 2023 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
ASSETS:
Unaffiliated investments, at value (cost $243,680,114, $1,076,664,868, $683,389,685 and $1,126,349,678, respectively)	$210,141,278	$1,036,582,757	$720,879,709	$1,316,336,307	[1]
Affiliated investments, at value (cost $0, $0, $628,524,989 and $140,006,866, respectively)	—	—	620,363,792	140,640,992
Cash	184,873	999,305	—	114,558
Foreign currency, at value (cost $0, $0, $0 and $82,230, respectively)	—	—	—	84,133
Receivables:
Investments sold	—	—	4,086,491	2,127,883
Fund shares sold	456,155	222,940	192,836	185,940
Dividends and interest	83,379	12,214,401	597,426	1,198,642
Other receivables	—	—	—	6,357
Other prepaid expenses	22,658	44,490	22,551	26,973
Total assets	210,888,343	1,050,063,893	1,346,142,805	1,460,721,785

LIABILITIES:
Payables:
Investments purchased	—	6,682,533	—	3,130,119
Securities lending collateral (see Note 2)	—	—	—	46,123,807
Fund shares redeemed	368,532	468,430	2,011,092	1,042,061
Accrued Trustees’ fees	17,031	17,031	17,031	17,031
Due to Adviser	14,372	185,442	112,197	188,923
Accrued fund accounting fees	9,498	61,697	49,201	62,685
Accrued fund administration fees	7,435	36,820	46,873	49,976
Accrued administrative servicing fees	5,384	26,100	11,036	47,414
Accrued transfer agent fees and expenses	3,877	3,869	4,056	4,068
Accrued Chief Compliance Officer fees	1,557	1,557	1,557	1,557
Accrued custody fees	963	5,213	2,404	10,490
Accrued other expenses	10,034	21,312	12,445	23,448
Total liabilities	438,683	7,510,004	2,267,892	50,701,579
Commitments and contingencies (see Note 2)

NET ASSETS	$210,449,660	$1,042,553,889	$1,343,874,913	$1,410,020,206

[1]	Includes $57,139,220 of securities on loan to unaffiliated brokers-dealers. Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

37

ASPIRIANT TRUST

Statements of Assets and Liabilities (Continued)

As of September 30, 2023 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$247,489,672	$1,149,252,515	$1,356,589,693	$1,158,198,554
Total distributable earnings (losses)	(37,040,012)	(106,698,626)	(12,714,780)	251,821,652
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$210,449,660	$1,042,553,889	$1,343,874,913	$1,410,020,206

SHARES ISSUED AND OUTSTANDING	25,710,180	117,081,326	130,139,961	99,321,648	^
NET ASSET VALUE PER SHARE	$8.19	$8.90	$10.33	$14.20	^

^	Advisor Shares

38

ASPIRIANT TRUST

Statements of Operations

As of September 30, 2023 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $0, $0, $0 and $141,229, respectively)	$4,285,670	$790,272	$—	$6,260,231
Dividends from affiliated investments	—	—	1,542,308	387,078
Interest income from unaffiliated investments	535,020	17,620,938	3,456,256	2,056,966
Net securities lending income	—	—	—	67,219
Total investment income	4,820,690	18,411,210	4,998,564	8,771,494

EXPENSES:
Advisory fees	261,123	1,422,897	674,884	1,746,358
Administrative services fees	104,449	526,991	674,884	727,647
Trustees’ fees and expenses	36,750	36,750	36,750	36,750
Fund accounting fees	35,824	188,414	148,036	185,277
Legal fees	25,972	45,589	37,948	26,258
Fund administration fees	24,653	124,655	159,604	172,274
Registration fees	22,070	45,776	31,787	20,880
Audit and tax fees	19,381	32,252	19,703	43,978
Transfer agent fees and expenses	15,831	15,755	16,500	16,563
Chief Compliance Officer fees	9,474	9,474	9,474	9,474
Insurance fees	5,632	5,632	5,632	5,632
Regulatory services	5,136	6,632	5,136	5,684
Shareholder reporting fees	5,077	6,363	11,286	10,261
Custody fees	2,928	16,209	6,797	27,645
Other expenses	5,793	7,964	37,197	16,452
Total expenses	580,093	2,491,353	1,875,618	3,051,133
Less: Advisory fees waived	(177,563)	(316,191)	—	(582,321)
Less: Administrative services fees waived	(73,114)	(368,896)	(607,413)	(436,583)
Net expenses	329,416	1,806,266	1,268,205	2,032,229
Net investment income	4,491,274	16,604,944	3,730,359	6,739,265

39

ASPIRIANT TRUST

Statements of Operations (Continued)

As of September 30, 2023 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Unaffiliated investments	$(3,160)	$(432,800)	$4,000,791	$17,882,512
Affiliated investments	—	—	—	(1,135,988)
Foreign currency translations	—	—	—	(30,504)
Futures contracts	—	(1,278)	—	—
Total net realized gain (loss)	(3,160)	(434,078)	4,000,791	16,716,020
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(7,815,505)	(44,850,177)	(2,327,712)	17,984,022
Affiliated investments	—	—	26,906,147	4,063,044
Foreign currency translations	—	—	—	(8,696)
Futures contracts change	—	183,373	—	—
Total net change in unrealized appreciation (depreciation)	(7,815,505)	(44,666,804)	24,578,435	22,038,370
Net realized and unrealized gain (loss)	(7,818,665)	(45,100,882)	28,579,226	38,754,390
Net Increase (Decrease) in Net Assets from Operations	$(3,327,391)	$(28,495,938)	$32,309,585	$45,493,655

See accompanying Notes to Financial Statements.

40

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Taxable Bond Fund		Risk-Managed Municipal Bond Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$4,491,274	$8,610,092	$16,604,944	$27,464,670
Net realized gain (loss) on investments	(3,160)	(3,840,758)	(434,079)	(16,983,022)
Net change in unrealized appreciation (depreciation) on investments	(7,815,505)	(12,972,686)	(44,666,803)	(26,123,395)
Change in net assets resulting from operations	(3,327,391)	(8,203,352)	(28,495,938)	(15,641,747)

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(4,921,977)	(8,331,502)	(19,486,291)	(34,350,896)

CAPITAL SHARE TRANSACTIONS:
Shares sold	36,671,404	55,970,504	132,984,494	826,705,923
Shares issued for reinvestment of distributions	4,611,952	7,917,289	18,549,020	32,879,569
Shares redeemed	(19,133,451)	(56,323,522)	(83,891,791)	(926,791,856)
Change in net assets resulting from capital stock transactions	22,149,905	7,564,271	67,641,723	(67,206,364)

Change in net assets	$13,900,537	$(8,970,583)	$19,659,494	$(117,199,007)

NET ASSETS:
Beginning of period	196,549,123	205,519,706	1,022,894,395	1,140,093,402
End of period	$210,449,660	$196,549,123	$1,042,553,889	$1,022,894,395

TRANSACTIONS IN SHARES:
Shares sold	4,336,604	6,493,010	14,420,264	88,461,824
Shares issued for reinvestment of distributions	556,625	936,035	2,044,037	3,570,527
Shares redeemed	(2,273,307)	(6,517,280)	(9,096,105)	(99,131,697)
Change in shares outstanding	2,619,922	911,765	7,368,196	(7,099,346)

See accompanying Notes to Financial Statements.

41

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Equity Allocation Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$3,730,359	$25,108,150	$6,739,265	$24,304,709
Net realized gain (loss) on investments and foreign currency	4,000,791	(8,364,491)	16,716,020	4,147,034
Net change in unrealized appreciation (depreciation) on investments and foreign currency	24,578,435	(76,514,766)	22,038,370	(101,030,815)
Change in net assets resulting from operations	32,309,585	(59,771,107)	45,493,655	(72,579,072)

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	—	(10,301,397)	—	(31,426,254)

CAPITAL SHARE TRANSACTIONS:
Shares sold	41,072,036	276,139,826	39,651,606	234,547,241
Shares issued for reinvestment of distributions	—	9,846,318	—	29,482,923
Shares redeemed	(69,026,149)	(412,777,335)	(127,866,038)	(437,280,328)
Change in net assets resulting from capital stock transactions	(27,954,113)	(126,791,191)	(88,214,432)	(173,250,164)

Change in net assets	$4,355,472	$(196,863,695)	$(42,720,777)	$(277,255,490)

NET ASSETS:
Beginning of period	1,339,519,441	1,536,383,136	1,452,740,983	1,729,996,473
End of period	$1,343,874,913	$1,339,519,441	$1,410,020,206	$1,452,740,983

TRANSACTIONS IN SHARES^:
Shares sold	4,022,158	27,720,838	2,776,334	17,687,370
Shares issued for reinvestment of distributions	—	997,601	—	2,254,046
Shares redeemed	(6,748,431)	(41,511,713)	(9,027,430)	(33,027,986)
Change in shares outstanding	(2,726,273)	(12,793,274)	(6,251,096)	(13,086,570)

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

42

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Financial Highlights

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Period Ended February 28, 2019[2]
Net asset value, beginning of period	$8.51	$9.27	$10.06	$10.13	$10.53	$9.99	$10.00

Income from Investment Operations:
Net investment income	0.18	0.40	0.25	0.26	0.03	0.33	0.26
Net realized and unrealized gain (loss) on investments	(0.30)	(0.77)	(0.61)	0.21	(0.35)	0.56	(0.05)
Total from investment operations	(0.12)	(0.37)	(0.36)	0.47	(0.32)	0.89	0.21

Less Distributions:
From net investment income	(0.20)	(0.39)	(0.22)	(0.47)	(0.08)	(0.35)	(0.22)
From net realized gain	—	(0.00)[3]	(0.21)	(0.07)	—	—	—
Total distributions	(0.20)	(0.39)	(0.43)	(0.54)	(0.08)	(0.35)	(0.22)

Net assets value, end of period	$8.19	$8.51	$9.27	$10.06	$10.13	$10.53	$9.99

Total return	(1.48)%[4]	(3.89)%	(3.76)%	4.58%	(3.06)%[4]	9.02%	2.16%[4]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$210,450	$196,549	$205,520	$213,549	$276,744	$300,398	$206,356
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[5]	0.56%[6]	0.56%	0.52%	0.50%	0.58%[6]	0.51%	0.60%[6]
Expense waiver[5]	(0.24)%[6]	(0.24)%	(0.24)%	(0.24)%	(0.24)%[6]	(0.24)%	(0.24)%[6]
Total expenses after expense waiver[5]	0.32%[6]	0.32%	0.28%	0.26%	0.34%[6]	0.27%	0.36%[6]
Net investment income[5]	4.31%[6]	4.60%	2.52%	2.35%	2.87%[6]	3.33%	3.46%[6]
Portfolio turnover rate	0%[4]	19%	24%	20%	5%[4]	4%	0%[4]

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.
[2]	Commenced operations as of the close of business on March 29, 2018.
[3]	Rounds to less than 0.005.
[4]	Not annualized.
[5]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.
[6]	Annualized.

See accompanying Notes to Financial Statements.

43

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019
Net asset value, beginning of period	$9.32	$9.76	$10.46	$10.11	$10.68	$10.07	$10.03

Income from Investment Operations:
Net investment income	0.18	0.25	0.26	0.20	0.02	0.27	0.30
Net realized and unrealized gain (loss) on investments	(0.43)	(0.35)	(0.55)	0.51	(0.50)	0.70	0.06
Total from investment operations	(0.25)	(0.10)	(0.29)	0.71	(0.48)	0.97	0.36

Less Distributions:
From net investment income	(0.17)	(0.33)	(0.35)	(0.36)	(0.09)	(0.36)	(0.32)
From net realized gain	—	(0.01)	(0.06)	—	—	—	—
Total distributions	(0.17)	(0.34)	(0.41)	(0.36)	(0.09)	(0.36)	(0.32)

Net assets value, end of period	$8.90	$9.32	$9.76	$10.46	$10.11	$10.68	$10.07

Total return	(2.71)%[2]	(0.88)%	(2.87)%	7.10%	(4.55)%[2]	9.79%	3.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,042,554	$1,022,894	$1,140,093	$1,171,205	$1,490,711	$1,626,461	$1,429,178
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[3]	0.47%[4]	0.47%	0.45%	0.45%	0.47%[4]	0.45%	0.46%
Expense waiver[3]	(0.13)%[4]	(0.13)%	(0.13)%	(0.13)%	(0.13)%[4]	(0.13)%	(0.12)%
Total expenses after expense waiver[3]	0.34%[4]	0.34%	0.32%	0.32%	0.34%[4]	0.32%	0.34%
Net investment income[3]	3.16%[4]	2.84%	2.32%	2.40%	2.37%[4]	2.55%	2.96%
Portfolio turnover rate	3%[2]	49%	11%	16%	6%[2]	24%	16%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Not annualized.

[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[4]	Annualized.

See accompanying Notes to Financial Statements.

44

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019
Net asset value, beginning of period	$10.08	$10.55	$10.87	$9.38	$10.23	$10.24	$10.82

Income from Investment Operations:
Net investment income	0.03	0.16	0.21	0.15	0.00 [2]	0.22	0.21
Net realized and unrealized gain (loss) on investments	0.22	(0.55)	0.04	1.59	(0.85)	0.17	(0.39)
Total from investment operations	0.25	(0.39)	0.25	1.74	(0.85)	0.39	(0.18)

Less Distributions:
From net investment income	—	(0.08)	(0.57)	(0.25)	—	(0.40)	(0.22)
From net realized gain	—	—	—	—	—	—	(0.18)
From return of capital	—	—	(0.00)[2]	—	—	—	—
Total distributions	—	(0.08)	(0.57)	(0.25)	—	(0.40)	(0.40)

Net assets value, end of period	$10.33	$10.08	$10.55	$10.87	$9.38	$10.23	$10.24

Total return	2.48%[3]	(3.71)%	2.27%	18.52%	(8.31)%[3]	3.69%	(1.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,343,875	$1,339,519	$1,536,383	$1,444,928	$1,217,208	$1,344,079	$1,239,786
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[4]	0.28%[5]	0.27%	0.26%	0.27%	0.29%[5]	0.27%	0.28%
Expense waiver[4]	(0.09)%[5]	(0.09)%	(0.09)%	(0.09)%	(0.09)%[5]	(0.09)%	(0.09)%
Total expenses after expense waiver[4]	0.19%[5]	0.18%	0.17%	0.18%	0.20%[5]	0.18%	0.19%
Net investment income[4]	0.55%[5]	1.84%	1.32%	1.36%	0.69%[5]	2.13%	1.88%
Portfolio turnover rate	3%[3]	21%	20%	4%	3%[3]	10%	29%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.
[2]	Rounds to less than 0.005.
[3]	Not annualized.
[4]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.
[5]	Annualized.

See accompanying Notes to Financial Statements.

45

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019
Net asset value, beginning of period	$13.76	$14.58	$14.35	$11.30	$12.58	$13.02	$13.27

Income from Investment Operations:
Net investment income	0.07	0.22	0.18	0.17	0.01	0.25	0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.37	(0.75)	0.44	3.11	(1.29)	(0.05)	0.08
Total from investment operations	0.44	(0.53)	0.62	3.28	(1.28)	0.20	0.34

Less Distributions:
From net investment income	—	(0.14)	(0.37)	(0.10)	—	(0.30)	(0.26)
From net realized gain	—	(0.15)	(0.02)	(0.13)	—	(0.34)	(0.33)
Total distributions	—	(0.29)	(0.39)	(0.23)	—	(0.64)	(0.59)

Net assets value, end of period	$14.20	$13.76	$14.58	$14.35	$11.30	$12.58	$13.02

Total return	3.20%[2]	(3.58)%	4.10%	29.08%	(10.17)%[2]	1.17%	2.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,410,020	$1,452,741	$1,729,996	$1,628,317	$1,047,842	$1,147,049	$1,136,369
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[3]	0.42%[4]	0.42%	0.41%	0.42%	0.48%[4]	0.42%	0.44%
Expense waiver[3]	(0.14)%[4]	(0.14)%	(0.14)%	(0.14)%	(0.14)%[4]	(0.13)%	(0.14)%
Total expenses after expense waiver[3]	0.28%[4]	0.28%	0.27%	0.28%	0.34%[4]	0.29%	0.30%
Net investment income[3]	0.93%[4]	1.62%	1.18%	1.34%	1.38%[4]	1.87%	1.90%
Portfolio turnover rate	5%[2]	36%	24%	47%	3%[2]	28%	79%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.
[2]	Not annualized.
[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.
[4]	Annualized.

See accompanying Notes to Financial Statements.

46

ASPIRIANT TRUST

Notes to Financial Statements

September 30, 2023 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company (the “Trust”). The Trust currently consists of the following four portfolios: Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”), which commenced operations on March 29, 2018, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”, together with the Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on April 4, 2013. All Funds are diversified investment companies under the 1940 Act, except for the Defensive Allocation Fund. Effective January 3, 2023, Defensive Allocation Fund’s fundamental diversification policy was eliminated, thereby changing the Fund’s classification from a diversified investment company to a non-diversified investment company under the 1940 Act. The Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Funds’ investment objectives are as follows:

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”). To achieve its investment objective, under normal market conditions, the Fund invests through underlying funds (“Underlying Funds”) and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam). The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to corporate or non-corporate shareholders. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

47

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

1.	ORGANIZATION (Continued)

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds and may, to a limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures listed below, including investments that focus on a specialized asset class (i.e., long-short strategies).

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

The Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser.

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any

48

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the Valuation Designee. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

Futures contracts are valued at the settlement price established each day in the market where such contracts are principally traded. The daily settlement prices for financial futures are provided by an independent source.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as other securities listed on exchange.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using each Fund’s percentage share of the NAV of the respective private fund, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents. The valuations of private funds are subject to review of the Valuation Designee. The Valuation Designee may establish a systematic fair valuation process for days that the private funds do not provide a value.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

49

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Core	$154,666,545	$—	$—	$—	$154,666,545
Opportunistic	19,512,152	—	—	—	19,512,152
Exchange Traded Fund:
Opportunistic	8,512,736	—	—	—	8,512,736
Private Fund:
Opportunistic	—	—	—	9,943,295	9,943,295
Short-Term Investment	17,506,550	—	—	—	17,506,550
Total Investments	$200,197,983	$—	$—	$9,943,295	$210,141,278

There were no transfers into or out of level 3 for the Taxable Bond Fund during the period ended September 30, 2023.

50

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Taxable Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Taxable Bond Fund and their attributes as of September 30, 2023:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Fund - Private Credit (a)	$9,943,295	$500,000	5 Years (Subject to one year extension)	None	N/A	N/A
	$9,943,295	$500,000

(a)	This category includes funds that focus on senior, floating rate loans to private equity-backed, lower middle-market companies.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$796,996,938	$—	$—	$796,996,938
Common Stock	7,935	2,587,120	—	—	2,595,055
Exchange-Traded Fund	52,039,153	—	—	—	52,039,153
Closed-End Mutual Funds	4,955,665	—	—	—	4,955,665
Private Funds	—	—	—	110,537,405	110,537,405
Short-Term Investment	69,458,541	—	—	—	69,458,541
Total Investments	$126,461,294	$799,584,058	$—	$110,537,405	$1,036,582,757

There were no transfers into or out of level 3 for the Municipal Bond Fund during the year ended September 30, 2023.

51

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of September 30, 2023:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$110,537,405	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of master fund’s assets
	$110,537,405	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of September 30, 2023:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	8.1%	Fixed Income Relative-Value	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

52

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Foreign Collective Investment Funds:
Alternative Diversifiers	$163,951,710	$—	$—	$150,241,006	$314,192,716
Open-End Mutual Funds:
Alternative Diversifiers	148,633,385	—	—	—	148,633,385
Core/Alternative Diversifiers	506,199,191	—	—	—	506,199,191
Exchange-Traded Fund:
Real Asset	63,363,006	—	—	—	63,363,006
Private Funds:
Alternative Diversifiers	—	—	—	126,585,758	126,585,758
Core Diversifier	—	—	—	50,893,883	50,893,883
Short-Term Investment	131,375,562	—	—	—	131,375,562
Total Investments	$1,013,522,854	$—	$—	$327,720,647	$1,341,243,501

There were no transfers into or out of level 3 for the Defensive Allocation Bond Fund during the year ended September 30, 2023.

53

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of September 30, 2023:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Foreign Collective
Investment Fund –
Multi-Strategy (a)	$150,241,006	N/A	Indefinite	Weekly	1 business day	N/A

Private Funds –
Multi-Strategy (a)	126,585,758	$4,275,348	Indefinite	Quarterly-Semi-annual	60-90 calendar days

1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

3) Commitment lock-up of the earlier of (a) July 1, 2024 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (b)	50,893,883	N/A	Indefinite	Monthly	5 business days	N/A
	$327,720,647	$4,275,348

(a)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(b)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

54

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of September 30, 2023:

Investment Category	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Foreign Collective Investment Fund–
Managed Fund/ Bridgewater Fund Limited	11.2%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Weekly	N/A

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Belgium	$—	$1,113,460	$—	$—	$1,113,460
Bermuda	4,648,021	—	—	—	4,648,021
Brazil	628,365	—	—	—	628,365
Canada	1,731,222	—	—	—	1,731,222
Cayman Islands	—	5,146,207	—	—	5,146,207
China	—	2,552,775	—	—	2,552,775
Curacao	1,480,762	—	—	—	1,480,762
Denmark	2,146,002	1,652,045	—	—	3,798,047
France	—	11,413,282	—	—	11,413,282
Germany	—	6,467,026	—	—	6,467,026
Guernsey	1,358,515	—	—	—	1,358,515
Hong Kong	—	1,596,713	—	—	1,596,713
India	1,869,164	1,301,150	—	—	3,170,314
Indonesia	72,686	—	—	—	72,686
Ireland	5,255,011	1,124,789	—	—	6,379,800
Israel	1,687,205	—	—	—	1,687,205
Japan	828,493	7,319,276	—	—	8,147,769
Netherlands	4,087,528	2,474,439	—	—	6,561,967
New Zealand	—	292,329	—	—	292,329
Singapore	—	664,070	—	—	664,070
South Korea	91,662	—	—	—	91,662

55

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Spain	$—	$735,222	$—	$—	$735,222
Sweden	—	1,220,390	—	—	1,220,390
Switzerland	644,819	5,022,486	—	—	5,667,305
Taiwan	3,371,585	4,679,892	—	—	8,051,477
United Kingdom	68	12,586,280	—	—	12,586,348
United States	194,062,030	—	—	—	194,062,030
Exchange-Traded Funds	257,437,038	—	—	—	257,437,038
Foreign Collective Investment Fund	90,739,346	—	—	—	90,739,346
Open-End Mutual Funds	508,002,047	—	—	—	508,002,047
Preferred Stock
Germany	—	291,890	—	—	291,890
Private Funds	—	—	—	184,280,237	184,280,237
Short-Term Investments	103,777,965	21,123,807	—	—	124,901,772
Total Investments	$1,183,919,534	$88,777,528	$—	$184,280,237	$1,456,977,299

There were no transfers into or out of level 3 for the Equity Allocation Fund during the period ended September 30, 2023.

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of September 30, 2023:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds - Long/Short Equity (a)	$134,378,591	N/A	Indefinite	Monthly	2 Months	N/A
Risk Parity (b)	49,901,646	N/A	Indefinite	Monthly	1 Month	N/A
	$184,280,237	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

(b)

This category includes the funds that hold a diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

56

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of September 30, 2023:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	9.5%	Long/Short Equity	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from private funds are recorded on the effective date, based on the character determined by the private fund. Return of capital or security distributions received from private funds and securities are accounted for as a reduction to cost. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on September 30, 2023.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

57

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, time deposits, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

For the six months ended September 30, 2023, the Taxable Bond Fund, Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at September 30, 2023. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of September 30, 2023:

Description	Par	Value
Repurchase Agreement with ING Financial Markets LLC, 5.30%, 10/2/2023*#	$18,123,807	$18,123,807
Dreyfus Treasury Obligations Cash Management, Institutional Class, 5.38%, 10/2/2023*	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.36%, 10/2/2023*	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Class, 5.37%, 10/2/2023*	4,000,000	4,000,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.37%, 10/2/2023*	3,000,000	3,000,000
Repurchase Agreement with Nomura Securities, 5.28%, 10/2/2023*#	3,000,000	3,000,000
Allspring Government Money Market Fund, Select Class, 5.33%, 10/2/2023*	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Class, 5.34%, 10/2/2023*	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, I Class, 5.33%, 10/2/2023*	1,000,000	1,000,000

58

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

Description	Par	Value
Goldman Sachs Financial Square Government Fund, Institutional Class, 5.34%, 10/2/2023*	$1,000,000	$1,000,000
Total	$46,123,807	$46,123,807

*	The rate shown is the annualized 7-day yield as of September 30, 2023.

#	The repurchase agreements are collateralized by U.S. Treasury Securities in the amount of $21,549,333.

As of September 30, 2023, the Equity Allocation Fund held Non-Cash Collateral in the amount of $12,514,270 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended September 30, 2023, the Equity Allocation Fund paid $27,827 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Taxable Bond Fund and Municipal Bond Fund intend to pay dividends from net investment income at least quarterly. The Defensive Allocation Fund and Equity Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(i)	Commitments and Contingencies

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Derivatives

Futures Contracts – The Municipal Bond Fund invests in futures contracts for purpose of hedging its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund only enters into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system. As of September 30, 2023, the Municipal Bond Fund did not have outstanding futures contracts.

A futures contract is an agreement between two parties to buy and sell a security, index or interest rate (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on indices or interest rates, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). These contracts also may be settled by entering into an offsetting futures contract.

The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

(k)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(k)	Federal Income Taxes (Continued)

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years. As of and during the six months ended September 30, 2023, the Funds did not record a liability for any tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Market Risks

Due to market conditions, the value of the Funds’ investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Funds.

(m)	Non-Diversification Risk

Defensive Allocation Fund is considered non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular issuer held by the Fund may affect its value more than if it invested in a larger number of issuers and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through July 31, 2024. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2023, the Adviser waived $177,563 of its advisory fee for the Taxable Bond Fund.

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2023, the Adviser waived $73,114 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through July 31, 2024. The advisory fee waiver is not subject to recoupment. For the six months ended September 30, 2023, the Adviser waived $316,191 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2023, the Adviser waived $368,896 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2023, the Adviser waived $607,413 under the Administration Agreement.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through July 31, 2024. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2023, the Adviser waived $582,321 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2023, the Adviser waived $436,583 under the Administration Agreement.

(b)	Sub-Advisory Fees

Allspring Global Investments, LLC, MacKay Shields, LLC and Nuveen Asset Management, LLC serve as the sub-advisers of the Municipal Bond Fund. Aperio Group, LLC, Grantham, Mayo, Van Otterloo & Co. LLC and Wellington Management Company LLP serve as the sub-advisers of the Equity Allocation Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

62

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer. Effective April 1, 2023, the annual retainer is $85,000. The Chair of the Board is paid an additional $5,000 per year. Each Trustee also receives $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. Each Trustee who is a member of the Audit Committee is paid an additional $2,000 per year. The Chair of the Audit Committee is paid an additional $8,000 per year.

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Taxable Bond Fund	$17,990,346	$—	$—	$—
Municipal Bond Fund	5,189,033	69,314	110,610,155	32,456,060
Defensive Allocation Fund	32,654,980	43,250,601	—	—
Equity Allocation Fund	74,971,814	129,486,941	—	—

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

5.	INVESTMENTS IN AFFILIATED ISSUERS

As of September 30, 2023, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the period ended September 30, 2023) is shown below:

Investment	Shares 3/31/2023	Shares 9/30/2023	Fair Value 3/31/2023	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 9/30/2023	Dividend Income
Defensive Allocation Fund
GMO Benchmark-Free Allocation Fund - Class IV	14,682,683	14,682,683	$364,130,536	$—	$—	$—	$13,948,548	$378,079,084	$1,149,654
GMO Equity Dislocation Investment Fund - Class A	4,118,232	4,136,796	86,153,419	392,654	—	—	5,497,629	92,043,702	392,654
Managed Fund/Bridgewater Fund Limited	1,355,942	1,698,208	113,781,036	29,000,000	—	—	7,459,970	150,241,006	—
Total Defensive Allocation Affiliated Investments			$564,064,991	$29,392,654	$—	$—	$26,906,147	$620,363,792	$1,542,308

Equity Allocation Fund
Bridgewater All Weather China, Ltd.	—	—	$60,394,312	$—	$(8,000,000)	$(1,135,988)	$(1,356,678)	$49,901,646	$—
GMO Equity Dislocation Investment Fund - Class A	4,059,873	4,078,173	84,932,535	387,089	—	—	5,419,722	$90,739,346	387,078
Total Equity Allocation Affiliated Investments			$145,326,847	$387,089	$(8,000,000)	$(1,135,988)	$4,063,044	$140,640,992	$387,078

6.	OTHER DERIVATIVE INFORMATION

The quarterly average notional value for short futures contracts for the Municipal Bond Fund during the six months ended September 30, 2023 was $(2,602,677), which is indicative of the volume of activity during the period. The effects of these derivative instruments on the Municipal Bond Fund’s financial performance by risk category during the six months ended September 30, 2023 are reflected in the Statement of Operations and are presented in the table below. The Municipal Bond Fund did not hold any derivative instruments as of September 30, 2023.

Primary Underlying Risk	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate
Short Futures Contracts	$(1,278)	$183,373

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

7.	FEDERAL TAX INFORMATION

At September 30, 2023, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Aspiriant Defensive Allocation	Risk-Managed Equity Allocation Fund
Cost of investments	$243,512,517	$1,112,609,553	$1,362,355,541	$1,241,205,132

Gross unrealized appreciation	$1,156,974	$4,180,399	$25,517,934	$237,776,170
Gross unrealized depreciation	(34,528,213)	(80,207,195)	(46,629,974)	(22,004,003)

Net unrealized appreciation/(depreciation) on investments	$(33,371,239)	$(76,026,796)	$(21,112,040)	$215,772,167

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 28, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Taxable Bond Fund	$—	$—
Municipal Bond Fund	(252,324)	252,324
Defensive Allocation Fund	338,217	(338,217)
Equity Allocation Fund	(2,667)	2,667

65

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

As of February 28, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Undistributed ordinary income	$1,924,185	$872,677	$10,942,379	$18,282,369
Undistributed tax-exempt income	—	4,317,479	—	—
Undistributed long-term capital gains	—	—	—	6,852,509
Tax Accumulated earnings	1,924,185	5,190,156	10,942,379	25,134,878
Accumulated capital and other losses	(3,629,859)	(26,943,238)	(28,549,504)	(38,620)
Unrealized appreciation/(depreciation) on investments	(28,463,842)	(42,125,728)	(34,355,335)	133,205,029
Unrealized depreciation on foreign currency	—	—	—	(12,918)
Unrealized depreciation on futures	—	(5,896)	—	—
Total distributable earnings/(losses)	$(30,169,516)	$(63,884,706)	$(51,962,460)	$158,288,369

The tax character of distributions is disclosed for each Fund’s tax year, not the fiscal year, as it represents final and accurate information.

The tax character of the distributions paid by the Taxable Bond Fund during the fiscal tax years ended February 28, 2023 and February 28, 2022, is as follows:

	Year Ended February 28, 2023	Year Ended February 28, 2022
Distributions paid from:
Ordinary Income	$7,786,381	$4,603,763
Net long-term capital gains	79,185	4,447,008
Total taxable distributions	7,865,566	9,050,771
Total distributions paid	$7,865,566	$9,050,771

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2023 and February 28, 2022, is as follows:

	Year Ended February 28, 2023	Year Ended February 28, 2022
Distributions paid from:
Ordinary Income	$624,545	$—
Net long-term capital gains	991,579	7,008,501
Total taxable distributions	1,616,124	7,008,501
Tax-exempt dividends	33,344,967	40,305,768
Total distributions paid	$34,961,091	$47,314,269

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2023 and February 28, 2022, is as follows:

	Year Ended February 28, 2023	Year Ended February 28, 2022
Distributions paid from:
Ordinary Income	$10,301,397	$75,177,928
Net long-term capital gains	—	—
Total taxable distributions	10,301,397	75,177,928
Return of Capital distributions	—	338,217
Total distributions paid	$10,301,397	$75,516,145

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2023 and February 28, 2022, is as follows:

	Year Ended February 28, 2023	Year Ended February 28, 2022
Distributions paid from:
Ordinary Income	$15,219,840	$42,906,900
Net long-term capital gains	16,206,414	1,870,600
Total taxable distributions	31,426,254	44,777,500
Total distributions paid	$31,426,254	$44,777,500

67

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2023 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

As of February 28, 2023, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Taxable Bond Fund	$19,835	$3,610,024
Municipal Bond Fund	13,440,834	13,502,404
Defensive Allocation Fund	17,487,623	11,061,881

8.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

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ASPIRIANT TRUST

Other Information

September 30, 2023 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ASPIRIANT TRUST

At a meeting held on May 11, 2023, the Board considered the renewal of (1) the Trust’s advisory agreement with the Adviser, on behalf of the Funds, (2) the sub-advisory agreements between the Adviser and each of Aperio Group, LLC (“Aperio”) and Wellington Management Company LLP (“Wellington”) with respect to Equity Allocation Fund, and (3) the sub-advisory agreements between the Adviser and each of Allspring Global Investments, LLC (“Allspring”), MacKay Shields LLC (“MacKay”), and Nuveen Asset Management, LLC (“Nuveen”, together with Aperio, Wellington, Allspring, MacKay, the “Sub-Advisers”) with respect to the Municipal Bond Fund.

After the initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser to each Fund, as applicable, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portions of the Equity Allocation Fund managed by Aperio and Wellington, and the portions of the Municipal Bond Fund managed by Allspring, MacKay and Nuveen. The Board noted periods of outperformance and underperformance relative to each Fund’s comparative index and Morningstar fund universe. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund and the portions of the Funds managed by Aperio, Wellington, Allspring, MacKay and Nuveen, as applicable.

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Other Information (Continued)

September 30, 2023 (Unaudited)

Costs of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that the advisory fee for the Defensive Allocation Fund was lower than the advisory fees of 90% of funds in its Morningstar fund universe, Taxable Bond Fund’s advisory fee was in line with the ninetieth percentile of funds in its Morningstar fund universe, and the advisory fee for each of the Equity Allocation Fund and Municipal Bond Fund was lower than the advisory fees of 80% of funds in its respective Morningstar fund universe. The Trustees noted that the Adviser does not manage any other client accounts using the same strategies as the Funds, and, therefore, they did not have a basis for comparing the Funds’ advisory fees to those of other clients of the Adviser. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that the net expense ratio of each of the Equity Allocation Fund and Municipal Bond Fund was in the lowest 40% and 30% of funds in its respective Morningstar category. The Board also observed that the net expense ratio of each of the Defensive Allocation Fund and Taxable Bond Fund was in the highest 20% and 10% of funds in its respective Morningstar category. With respect to those assets of the Funds that the Adviser invests in underlying funds, the Board noted that the Funds’ advisory fees are based on services that the Adviser provides to the Funds that are in addition to, not duplicative of, the services provided to an underlying fund by an adviser to the underlying fund. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fee are fair and reasonable in light of the services that the Fund receives.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and Sub-Advisers and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses to its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability of the Adviser and Sub- Advisers was within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that most of the Sub-Advisers’ fee schedules include breakpoints and that the Adviser had been decreasing its fee over time with respect to the Equity Allocation Fund and Municipal Bond Fund, and currently was contractually waiving a portion of its fee with respect to the Equity Allocation Fund, Municipal Bond Fund and Taxable Bond Fund, thereby reducing the amount that it retains after paying the Sub- Advisers, if applicable. The Board concluded that the Funds’ shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Funds.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

70

ASPIRIANT TRUST

Expense Examples

September 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Taxable Bond Fund	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2023 to September 30, 2023(1)
Actual	$1,000.00	$985.20	0.32%	$1.57
Hypothetical	$1,000.00	$1,023.42	0.32%	$1.60

71

ASPIRIANT TRUST

EXPENSE EXAMPLES (Continued)

September 30, 2023 (Unaudited)

Municipal Bond Fund	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2023 to September 30, 2023(1)
Actual	$1,000.00	$972.90	0.34%	$1.70
Hypothetical	$1,000.00	$1,023.28	0.34%	$1.74

Defensive Allocation Fund	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2023 to September 30, 2023(1)
Actual	$1,000.00	$1,024.80	0.19%	$0.95
Hypothetical	$1,000.00	$1,024.06	0.19%	$0.95

Equity Allocation Fund	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Annualized Expense Ratio(1)	Expense Paid During the Period from April 1, 2023 to September 30, 2023(1)
Actual	$1,000.00	$1,032.00	0.28%	$1.42
Hypothetical	$1,000.00	$1,023.60	0.28%	$1.42

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/366 (to reflect the half-year period).

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ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Aperio Group, LLC
Three Harbor Drive, Suite 204
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Allspring Global Investments, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

MacKay Shields, LLC
1345 Avenue of the Americas
New York, NY 10105

Grantham, Mayo, Van Otterloo & Co. LLC
53 State Street, 33rd Floor
Boston, MA 02109

AUDITOR

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.  Exhibits

(a) (1) Code of Ethics. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/7/2023

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	12/7/2023